UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah D. Greenhill

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of July 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Shares	Investments	Value($)
LONG POSITIONS — 85.5%
COMMON STOCKS — 34.7%
	Aerospace & Defense — 0.8%
171	Boeing Co. (The)	60,927
1,772	HEICO Corp.	135,328
1,752	TransDigm Group, Inc.	657,946

		854,201

	Air Freight & Logistics — 0.3%
1,346	FedEx Corp.	330,941

		330,941

	Automobiles — 0.3%
340	Daimler AG (Registered) (Germany)	23,525
1,170	Fiat Chrysler Automobiles NV (United Kingdom) *	19,867
4,337	Ford Motor Co.	43,543
1,146	General Motors Co.	43,445
2,051	Thor Industries, Inc.	194,537

		324,917

	Banks — 0.6%
4,103	Bank of America Corp.	126,701
33,773	Barclays plc (United Kingdom)	85,912
259	Cadence BanCorp	7,053
3,704	Citigroup, Inc.	266,280
2,326	US Bancorp	123,301

		609,247

	Beverages — 0.2%
41	Brown-Forman Corp., Class B	2,182
27,290	Davide Campari-Milano SpA (Italy)	229,880

		232,062

	Biotechnology — 0.0% (a)
262	Shire plc, ADR	44,700

	Building Products — 0.1%
1,610	Fortune Brands Home & Security, Inc.	93,380

	Capital Markets — 0.4%
2,987	Amundi SA (France) (b)	205,817
12,681	Anima Holding SpA (Italy) (b)	67,972
721	Moody’s Corp.	123,377

		397,166

	Chemicals — 1.4%
6,006	Frutarom Industries Ltd. (Israel)	607,079
2,101	Ingevity Corp. *	209,407
936	Praxair, Inc.	156,780
1,107	Sherwin-Williams Co. (The)	487,888

		1,461,154

	Commercial Services & Supplies — 0.3%
997	Cintas Corp.	203,867
1,576	Republic Services, Inc.	114,228

		318,095

	Communications Equipment — 0.4%
2,272	Palo Alto Networks, Inc. *	450,447

	Construction Materials — 0.1%
464	Martin Marietta Materials, Inc.	92,531

	Containers & Packaging — 0.4%
10,139	Ball Corp. (c)	395,117

		395,117

Shares	Investments	Value($)
LONG POSITIONS — continued
COMMON STOCKS — continued
	Diversified Consumer Services — 0.1%
404	Bright Horizons Family Solutions, Inc. *	43,224
1,734	ServiceMaster Global Holdings, Inc. *	98,821

		142,045

	Diversified Telecommunication Services — 0.8%
17,390	AT&T, Inc.	555,959
425,575	Telecom Italia SpA (Italy) *	327,341

		883,300

	Equity Real Estate Investment Trusts (REITs) — 0.2%
7,961	GGP, Inc.	169,729
3,226	Gramercy Property Trust	88,360

		258,089

	Food & Staples Retailing — 0.2%
971	Costco Wholesale Corp.	212,367

	Food Products — 0.5%
1	Chocoladefabriken Lindt & Spruengli AG (Registered) (Switzerland)	80,103
468	General Mills, Inc.	21,556
8,626	Mondelez International, Inc., Class A	374,196

		475,855

	Gas Utilities — 0.0% (a)
2,918	AltaGas Ltd. (Canada)	59,376

	Health Care Equipment & Supplies — 0.3%
630	IDEXX Laboratories, Inc. *	154,306
1,886	NxStage Medical, Inc. *	52,940
512	West Pharmaceutical Services, Inc.	56,141

		263,387

	Health Care Providers & Services — 0.3%
400	Cigna Corp.	71,768
4,751	Envision Healthcare Corp. *	210,279

		282,047

	Hotels, Restaurants & Leisure — 1.4%
1,246	Carnival plc, ADR	73,365
558	Domino’s Pizza, Inc.	146,564
19,309	Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	499,331
1,122	Papa John’s International, Inc.	47,079
2,846	Restaurant Brands International, Inc. (Canada)	179,668
1,419	Tropicana Entertainment, Inc. *	103,587
8,035	Wyndham Hotels & Resorts, Inc.	466,030

		1,515,624

	Household Durables — 0.1%
29	NVR, Inc. *	80,023

	Household Products — 0.4%
5,712	Procter & Gamble Co. (The)	461,986

	Industrial Conglomerates — 0.3%
12,981	Smiths Group plc (United Kingdom)	274,333

	Insurance — 1.3%
1,957	Admiral Group plc (United Kingdom)	50,872
3,212	Crawford & Co., Class B	27,366
7,630	Progressive Corp. (The)	457,876
30,207	RSA Insurance Group plc (United Kingdom)	255,476
8,751	XL Group Ltd. (Bermuda)	492,069
2,116	XL Group Ltd. (Bermuda)	118,983

		1,402,642

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Shares	Investments	Value($)
LONG POSITIONS — continued
COMMON STOCKS — continued
	Internet & Direct Marketing Retail — 1.0%
347	Amazon.com, Inc. *	616,772
18,801	Qurate Retail, Inc. *	400,273

		1,017,045

	Internet Software & Services — 2.8%
343	Facebook, Inc., Class A *	59,195
8,275	Five9, Inc. *	263,972
2,322	IAC/InterActiveCorp *	341,915
700	SINA Corp. (China) *	56,336
3,746	Spotify Technology SA *	684,881
13,157	Twitter, Inc. *	419,314
55,209	Yext, Inc. *	1,167,118

		2,992,731

	IT Services — 1.6%
3,673	Acxiom Corp. *	148,903
15,888	Conduent, Inc. *	285,349
2,787	DXC Technology Co.	236,170
2,700	GreenSky, Inc., Class A *	46,710
1,642	Mastercard, Inc., Class A	325,116
8,350	PayPal Holdings, Inc. *	685,869

		1,728,117

	Leisure Products — 0.2%
1,837	Hasbro, Inc.	182,983

	Life Sciences Tools & Services — 0.6%
472	Eurofins Scientific SE (Luxembourg)	257,278
1,386	IQVIA Holdings, Inc. *	169,009
186	Mettler-Toledo International, Inc. *	110,207
394	Thermo Fisher Scientific, Inc.	92,405

		628,899

	Machinery — 0.4%
7,620	Trinity Industries, Inc.	290,322
2,472	Xylem, Inc.	189,256

		479,578

	Media — 4.1%
15,233	CBS Corp. (Non-Voting), Class B(c)	802,322
20,318	Grupo Televisa SAB, ADR (Mexico)	403,922
89,256	ITV plc (United Kingdom)	192,907
3,600	Liberty Media Corp.-Liberty Formula One, Class C *	126,900
4,155	Liberty Media Corp.-Liberty SiriusXM, Class C *	196,241
1,445	Naspers Ltd., Class N, ADR (South Africa) *	71,831
44,300	New York Times Co. (The), Class A	1,098,640
633	Stroeer SE & Co. KGaA (Germany)	38,868
1,784	Tribune Media Co., Class A	60,388
19,177	Twenty-First Century Fox, Inc., Class A	862,965
12,081	Vivendi SA (France)	313,008
1,957	Walt Disney Co. (The)	222,237

		4,390,229

	Metals & Mining — 0.0% (a)
717	BHP Billiton plc, ADR (Australia)	33,168

	Oil, Gas & Consumable Fuels — 0.3%
1,527	Andeavor	229,142
1,160	Royal Dutch Shell plc, Class A, ADR (Netherlands)	79,309

		308,451

Shares	Investments	Value($)
LONG POSITIONS — continued
COMMON STOCKS — continued
	Personal Products — 0.1%
1,210	Unilever NV, NYRS (United Kingdom)	69,527

	Pharmaceuticals — 0.3%
1,677	Allergan plc	308,719
2,142	Takeda Pharmaceutical Co. Ltd., ADR (Japan)	45,410

		354,129

	Professional Services — 0.5%
29,690	Intertrust NV (Netherlands) (b)	516,780

	Real Estate Management & Development — 0.7%
32,592	Realogy Holdings Corp.	712,787

	Road & Rail — 0.5%
4,301	CSX Corp.	303,995
737	Old Dominion Freight Line, Inc.	108,192
624	Union Pacific Corp.	93,531

		505,718

	Semiconductors & Semiconductor Equipment — 1.6%
9,435	NXP Semiconductors NV (Netherlands) *	899,533
11,425	QUALCOMM, Inc.	732,228

		1,631,761

	Software — 7.2%
5,100	Autodesk, Inc. * (c)	655,044
2,978	Blackline, Inc. *	127,160
20,952	Bottomline Technologies DE, Inc. *	1,129,313
5,308	CA, Inc.	234,667
670	Cumulus, Class A * ‡	10,832
1,835	Cumulus, Class B *	26,149
13,771	Dell Technologies, Inc., Class V *	1,274,093
5,059	Guidewire Software, Inc. *	436,086
275	Intuit, Inc.	56,166
10,744	LINE Corp., ADR (Japan) *	467,579
3,711	Microsoft Corp.	393,663
5,000	PTC, Inc. *	459,550
6,300	RealPage, Inc. *	347,130
5,221	Red Hat, Inc. *	737,362
11,180	SS&C Technologies Holdings, Inc.	593,322
1,515	Varonis Systems, Inc. *	90,559
4,350	VMware, Inc., Class A *	628,966

		7,667,641

	Specialty Retail — 0.8%
1,319	CarMax, Inc. * (c)	98,503
9,364	Hennes & Mauritz AB, Class B (Sweden)	145,794
2,298	Home Depot, Inc. (The)	453,901
18,401	Sports Direct International plc (United Kingdom) *	99,799
341	Ulta Beauty, Inc. *	83,337

		881,334

	Technology Hardware, Storage & Peripherals — 0.4%
32,567	Immersion Corp. *	457,241

	Textiles, Apparel & Luxury Goods — 0.2%
4,890	Burberry Group plc (United Kingdom)	135,071
99	LVMH Moet Hennessy Louis Vuitton SE (France)	34,500

		169,571

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Shares	Investments	Value($)
LONG POSITIONS — continued
COMMON STOCKS — continued
	Transportation Infrastructure — 0.0% (a)
9,932	BBA Aviation plc (United Kingdom)	45,604

	Wireless Telecommunication Services — 0.2%
11,636	TIM Participacoes SA, ADR (Brazil) *	191,063

	TOTAL COMMON STOCKS (Cost $32,194,853)	36,879,389

Principal Amount($)
CORPORATE BONDS — 8.8%
	Auto Components — 0.1%
85,000	Icahn Enterprises LP 6.25%, 2/1/2022	86,646

	Building Products — 0.1%
70,000	Standard Industries, Inc. 4.75%, 1/15/2028 (c)	64,050

	Chemicals — 1.3%
95,000	Cornerstone Chemical Co. 6.75%, 8/15/2024 (c)	93,100
	Hexion, Inc.
527,000	6.63%, 4/15/2020	496,697
251,000	9.00%, 11/15/2020	213,978
85,000	LSB Industries, Inc. 9.63%, 5/1/2023 (c)	86,487
250,000	Rain CII Carbon LLC 7.25%, 4/1/2025 (c)	256,250
205,000	TPC Group, Inc. 8.75%, 12/15/2020 (c)	203,975

		1,350,487

	Commercial Services & Supplies — 0.3%
180,000	Monitronics International, Inc. 9.13%, 4/1/2020‡	133,200
98,000	Prime Security Services Borrower LLC 9.25%, 5/15/2023 (c)	104,860
135,000	RR Donnelley & Sons Co. 6.00%, 4/1/2024	135,506

		373,566

	Consumer Finance — 0.1%
90,000	Springleaf Finance Corp. 7.75%, 10/1/2021	97,200

	Diversified Telecommunication Services — 0.7%
90,000	CenturyLink, Inc. 5.63%, 4/1/2025	85,950
	Frontier Communications Corp.
70,000	10.50%, 9/15/2022	63,525
130,000	7.13%, 1/15/2023	94,087
35,000	6.88%, 1/15/2025	22,050
35,000	8.50%, 4/1/2026 (c)	33,600
130,000	Sprint Capital Corp. 6.88%, 11/15/2028	125,125
220,000	Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (c)	220,550
	Windstream Services LLC
95,000	6.38%, 8/1/2023 (c)	55,100
10,000	6.38%, 8/1/2023	5,725

		705,712

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
CORPORATE BONDS — continued
	Electric Utilities — 0.4%
729,023	Bruce Mansfield Pass-Through Trust Series 2007-1, 6.85%, 6/1/2034 (d)	413,721

	Energy Equipment & Services — 0.7%
	Noble Holding International Ltd.
100,000	7.75%, 1/15/2024	97,000
45,000	8.95%, 4/1/2045 (e)	41,400
100,000	Parker Drilling Co. 6.75%, 7/15/2022	81,500
45,000	Pride International LLC 7.88%, 8/15/2040	41,625
	Rowan Cos., Inc.
100,000	7.38%, 6/15/2025	96,375
120,000	5.85%, 1/15/2044	89,400
	Transocean, Inc.
130,000	5.80%, 10/15/2022	128,212
45,000	6.80%, 3/15/2038	37,575
	Weatherford International Ltd.
90,000	9.88%, 2/15/2024	91,350
15,000	9.88%, 3/1/2039	14,625
65,000	5.95%, 4/15/2042	48,263

		767,325

	Food & Staples Retailing — 0.3%
260,000	New Albertsons LP 8.00%, 5/1/2031	221,000
175,000	Rite Aid Corp. 7.70%, 2/15/2027	151,594

		372,594

	Health Care Providers & Services — 0.4%
251,875	Aurora Diagnostics Holdings LLC 12.25% (Blend (cash 10.75% + PIK 1.5%)), 1/15/2020 ‡ (f)	228,398
	Tenet Healthcare Corp.
65,000	8.13%, 4/1/2022	69,225
135,000	5.13%, 5/1/2025	130,963

		428,586

	Hotels, Restaurants & Leisure — 0.6%
55,000	Diamond Resorts International, Inc. 10.75%, 9/1/2024 (c)	57,337
125,000	Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (c)	130,625
65,000	Rivers Pittsburgh Borrower LP 6.13%, 8/15/2021 (c)	64,594
130,000	Silversea Cruise Finance Ltd. 7.25%, 2/1/2025 (c)	140,725
180,000	Sugarhouse HSP Gaming Prop Mezz LP 5.88%, 5/15/2025 (c)	169,875
130,000	Yum! Brands, Inc. 5.35%, 11/1/2043	112,775

		675,931

	Independent Power and Renewable Electricity Producers — 0.8%
	GenOn Energy, Inc.
602,000	9.50%, 10/15/2018 (d)	376,250
709,000	9.88%, 10/15/2020 (d)	443,125
70,000	NRG Energy, Inc. 7.25%, 5/15/2026	74,550

		893,925

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
CORPORATE BONDS — continued
	Internet Software & Services — 0.1%
95,000	Rackspace Hosting, Inc. 8.63%, 11/15/2024 (c)	95,950

	IT Services — 0.1%
120,000	Unisys Corp. 10.75%, 4/15/2022 (c)	134,400

	Machinery — 0.1%
125,000	Xerium Technologies, Inc. 9.50%, 8/15/2021	131,563

	Media — 0.7%
130,000	Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (c)	126,568
70,000	Altice Luxembourg SA (Luxembourg) 7.63%, 2/15/2025 (c)	65,537
	Cenveo Corp.
175,000	6.00%, 8/1/2019 ‡ (c) (d)	65,625
50,000	8.50%, 9/15/2022 ‡ (c) (d)	500
	Clear Channel Worldwide Holdings, Inc.
65,000	Series B, 7.63%, 3/15/2020	65,143
145,000	DISH DBS Corp. 5.88%, 11/15/2024	120,894
	iHeartCommunications, Inc.
10,000	9.00%, 12/15/2019 (d)	7,800
205,000	9.00%, 3/1/2021 (d)	156,825
110,000	Urban One, Inc. 9.25%, 2/15/2020 (c)	107,525
65,000	Ziggo BV (Netherlands) 5.50%, 1/15/2027 (c)	61,913

		778,330

	Metals & Mining — 0.3%
170,000	First Quantum Minerals Ltd. (Zambia) 7.50%, 4/1/2025 (c)	171,063
150,000	Freeport-McMoRan, Inc. 5.45%, 3/15/2043	133,200

		304,263

	Multiline Retail — 0.4%
	Neiman Marcus Group Ltd. LLC
508,000	8.00%, 10/15/2021 (c)	320,040
162,000	8.75%, (cash), 10/15/2021 (c) (f)	102,465

		422,505

	Oil, Gas & Consumable Fuels — 0.3%
38,000	Jones Energy Holdings LLC 9.25%, 3/15/2023 (c)	38,475
215,000	Jupiter Resources, Inc. (Canada) 8.50%, 10/1/2022 (c)	107,500
100,000	SemGroup Corp. 5.63%, 7/15/2022	98,500

		244,475

	Pharmaceuticals — 0.1%
100,000	Valeant Pharmaceuticals International, Inc. 9.25%, 4/1/2026 (c)	106,375

	Real Estate Management & Development — 0.0% (a)
35,000	WeWork Cos., Inc. 7.88%, 5/1/2025 (c)	34,037

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
CORPORATE BONDS — continued
	Semiconductors & Semiconductor Equipment — 0.2%
35,000	Advanced Micro Devices, Inc. 7.50%, 8/15/2022	38,937
159,000	Global A&T Electronics Ltd. (Singapore) 8.50%, 1/12/2023	151,050

		189,987

	Software — 0.3%
300,000	BMC Software Finance, Inc. 8.13%, 7/15/2021 (c)	307,125

	Specialty Retail — 0.2%
245,000	Guitar Center, Inc. 5.00% (Blend (cash 5.00% + PIK 8.00%)), 4/15/2022 ‡ (c) (f) (g)	187,112

	Thrifts & Mortgage Finance — 0.1%
65,000	Freedom Mortgage Corp. 8.25%, 4/15/2025 (c)	63,294

	Wireless Telecommunication Services — 0.1%
100,000	Digicel Ltd. (Jamaica) 6.75%, 3/1/2023 (c)	86,250
75,000	Wind Tre SpA (Italy) 5.00%, 1/20/2026 (c)	67,358

		153,608

	TOTAL CORPORATE BONDS (Cost $9,911,581)	9,382,767

Shares
CLOSED END FUNDS — 6.9%
21,287	Aberdeen Asia-Pacific Income Fund, Inc.	91,534
41,262	Altaba, Inc.	3,030,694
6,899	BlackRock Corporate High Yield Fund, Inc.	73,061
1,926	General American Investors Co., Inc.	68,893
19,629	Highland Floating Rate Opportunities Fund	313,083
7,942	Invesco Dynamic Credit Opportunities Fund	91,571
34,201	Invesco Senior Income Trust	148,090
18,698	Nuveen Credit Strategies Income Fund	147,527
212,381	Pershing Square Holdings Ltd. (Guernsey)	3,180,038
29,024	Voya Prime Rate Trust	144,249
2,518	Western Asset Global High Income Fund, Inc.	23,166
14,037	Western Asset High Income Opportunity Fund, Inc.	67,237

	TOTAL CLOSED END FUNDS (Cost $5,287,041)	7,379,143

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
ASSET-BACKED SECURITIES — 5.5%
854,855	Bear Stearns Asset-Backed Securities Trust Series 2007-1, Class A2, 2.34%, 1/25/2037 ‡ (h)	854,673
1,000,000	Garrison Funding Ltd. (Cayman Islands) Series 2015-1A, Class CR, 6.23%, 9/21/2029 ‡ (c) (h)	1,001,892
1,000,000	Jamestown CLO V Ltd. (Cayman Islands) Series 2014-5A, Class B2R, 3.84%, 1/17/2027 ‡ (c)	974,466
1,000,000	Jamestown CLO VII Ltd. (Cayman Islands) Series 2015-7A, Class CR, 4.94%, 7/25/2027 ‡ (c) (h)	987,409
1,000,000	JMP Credit Advisors CLO IIIR Ltd. (Cayman Islands) Series 2014-1RA, Class D, 4.94%, 1/17/2028 ‡ (c) (h)	979,487
1,000,000	WhiteHorse VII Ltd. (Cayman Islands) Series 2013-1A, Class B1L, 6.03%, 11/24/2025 ‡ (c) (h)	1,000,155

	TOTAL ASSET-BACKED SECURITIES (Cost $5,772,845)	5,798,082

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
1,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class F, 4.90%, 9/15/2034 ‡ (c) (h)	995,312
700,000	BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class F, 5.57%, 9/15/2026 ‡ (c) (h)	698,981
1,000,000	GS Mortgage Securities Corp. II Series 2017-SLP, Class E, 4.59%, 10/10/2032 (c) (h)	968,602
1,000,000	GS Mortgage Securities Trust Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (c) (h)	892,932
1,000,000	Palisades Center Trust Series 2016-PLSD, Class D, 4.74%, 4/13/2033 ‡ (c)	981,042

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,550,590)	4,536,869

CONVERTIBLE BONDS — 3.6%
	Biotechnology — 0.2%
230,000	Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (c)	243,668

	Communications Equipment — 0.2%
200,000	Palo Alto Networks, Inc. 0.75%, 7/1/2023 (c)	196,408

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
CONVERTIBLE BONDS — continued
	Insurance — 0.2%
150,000	AXA SA (France) 7.25%, 5/15/2021 (c)	164,019

	Internet Software & Services — 1.0%
287,000	Akamai Technologies, Inc. Zero Coupon, 2/15/2019	287,847
216,000	Envestnet, Inc. 1.75%, 6/1/2023 (c)	230,900
280,000	Five9, Inc. 0.13%, 5/1/2023 (c)	277,527
252,000	New Relic, Inc. 0.50%, 5/1/2023 (c)	272,678

		1,068,952

	IT Services — 0.1%
177,000	GDS Holdings Ltd. (China) 2.00%, 6/1/2025 (c)	132,482

	Media — 0.6%
430,000	Liberty Interactive LLC 3.75%, 2/15/2030	294,550
304,000	Liberty Media Corp. 2.13%, 3/31/2048 (c)	305,433

		599,983

	Metals & Mining — 0.3%
232,000	Cleveland-Cliffs, Inc. 1.50%, 1/15/2025	333,474

	Personal Products — 0.1%
130,000	Herbalife Nutrition Ltd. 2.63%, 3/15/2024 (c)	134,851

	Pharmaceuticals — 0.4%
340,000	Jazz Investments I Ltd. 1.50%, 8/15/2024 (c)	352,927

	Semiconductors & Semiconductor Equipment — 0.0% (a)
14,000	SunEdison, Inc. 0.25%, 1/15/2020 (d)	280

	Software — 0.1%
135,000	FireEye, Inc. 0.88%, 6/1/2024 (c)	127,633

	Specialty Retail — 0.3%
250,000	RH Zero Coupon, 7/15/2020	309,791

	Thrifts & Mortgage Finance — 0.1%
110,000	MGIC Investment Corp. 9.00%, 4/1/2063 (c) (e)	147,688

	TOTAL CONVERTIBLE BONDS (Cost $3,748,498)	3,812,156

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Principal Amount($)	Investments	Value($)
LONG POSITIONS — continued
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
795,819	Alternative Loan Trust Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	793,868
	FHLMC REMIC
11,130	Series 3997, Class ES, IF, 4.03%, 9/15/2041 (h)	10,498
3,508,955	Series 4517, Class KI, IF, IO, 0.33%, 4/15/2043 (h)	79,073
300,377	Series 4265, Class ST, IF, IO, 3.93%, 11/15/2043 (h)	36,887
	FNMA REMIC
329,212	Series 2003-87, Class SH, IF, IO, 6.19%, 9/25/2033 (h)	49,575
266,190	Series 2005-69, Class JI, IO, 6.00%, 8/25/2035	65,830
969,597	Series 2011-76, Class PI, IO, 5.50%, 4/25/2039	43,682
370,648	Series 2009-106, Class SA, IF, IO, 4.19%, 1/25/2040 (h)	49,797
886,787	Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	255,847
	FNMA STRIPS
444,327	Series 345, IO, 6.00%, 3/25/2034	101,646
415,468	Series 359, IO, 6.00%, 7/25/2035	99,798
	GNMA
321,638	Series 2004-56, Class S, IF, IO, 5.56%, 6/20/2033 (h)	58,760
643,507	Series 2003-98, Class SC, IF, IO, 4.51%, 11/20/2033 (h)	100,930
98,375	Series 2015-13, Class WI, IO, 6.99%, 7/20/2037 (h)	20,349
952,201	Series 2016-75, Class SA, IF, IO, 3.91%, 5/20/2040 (h)	109,952
2,059,145	Series 2012-106, Class YI, IO, 1.00%, 9/20/2042 (h)	66,739
9,728	Series 2014-2, Class TI, IO, 5.50%, 1/20/2044	1,867
767,422	Series 2016-69, Class WI, IO, 4.50%, 5/20/2046	169,985
1,905,393	Series 2016-78, Class UI, IO, 4.00%, 6/20/2046	451,540
1,798,336	Series 2016-163, Class MI, IO, 3.50%, 11/20/2046	236,760

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,531,231)	2,803,383

LOAN ASSIGNMENTS — 1.6%(i)
	Aerospace & Defense — 0.1%
67,193	TransDigm, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.58%, 8/22/2024 (g)	67,193

Principal Amount($)	Investments	Value($)
LOAN ASSIGNMENTS — continued
	Commercial Services & Supplies — 0.1%
136,015	Mashantucket Western Pequot Tribe, Term Loan A (ICE LIBOR USD 1 Month + 3.75%), 5.83%, 6/30/2020 (g)	131,935

	Construction Materials — 0.1%
78,632	Forterra Finance LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/25/2023 (g)	73,294

	Diversified Telecommunication Services — 0.1%
69,047	Centurylink, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 1/31/2025 (g)	67,942
59,604	Windstream Services LLC, Term B-6 Loan (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 3/29/2021 (g)	55,998

		123,940

	Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
69,644	Uniti Group, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.08%, 10/24/2022 (g)	66,567

	Health Care Providers & Services — 0.2%
65,689	Lanai Holdings III, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.09%, 8/29/2022 (g)	63,308
126,801	Team Health Holdings, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.83%, 2/6/2024 (g)	123,155

		186,463

	Hotels, Restaurants & Leisure — 0.1%
94,606	Mohegan Gaming & Entertainment, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 10/13/2023 (g)	88,299

	IT Services — 0.1%
69,026	First Data Corp., Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.07%, 4/26/2024 (g)	68,994

	Media — 0.7%
50,063	Advantage Sales & Marketing, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 7/23/2021 (g)	47,279
54,154	Advantage Sales & Marketing, Inc., Term Loan B2 (ICE LIBOR USD 1 Month + 3.25%), 5.33%, 7/23/2021 (g)	50,921
225,000	Cengage Learning, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.33%, 6/7/2023 (g)	212,578

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Principal Amount($)	Investments	Value($)
LOAN ASSIGNMENTS — continued
	Media — continued
66,991	Charter Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.08%, 4/30/2025 (g)	67,006
194,962	Cumulus Media Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.58%, 5/13/2022 (g)	192,232
148,099	McGraw-Hill Global Education Holding LLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.08%, 5/4/2022 (g)	145,534

		715,550

	Specialty Retail — 0.1%
120,151	Academy Ltd., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.09%, 7/1/2022 (g)	99,124
78,811	Spencer Gifts LLC, Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 6.33%, 7/16/2021 (g)	72,507

		171,631

	TOTAL LOAN ASSIGNMENTS (Cost $1,704,515)	1,693,866

Shares
CONVERTIBLE PREFERRED STOCKS — 1.5%
	Electronic Equipment, Instruments & Components — 0.3%
3,566	Belden, Inc. 6.75%, 7/15/2019	313,737

	Independent Power and Renewable Electricity Producers — 0.4%
4,122	Vistra Energy Corp. 7.00%, 7/1/2019	379,636

	Machinery — 0.3%
300	Fortive Corp. Series A, 5.00%, 7/1/2021 *	316,500

	Multi-Utilities — 0.5%
7,254	Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	349,570
1,245	DTE Energy Co. 6.50%, 10/1/2019	65,699
1,530	Sempra Energy Series B, 6.75%, 7/15/2021 *	156,947

		572,216

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,502,946)	1,582,089

No. of Warrants
WARRANTS — 0.7%
	Biotechnology — 0.0% (a)
27,913	BioTime, Inc. expiring 10/1/2018, price 4.55 *	1,396

	Chemicals — 0.0% (a)
144,046	AgroFresh Solutions, Inc. expiring 2/19/2019, price 11.50 *	33,131

No. of Warrants	Investments	Value($)
WARRANTS — continued
	Construction & Engineering — 0.1%
25,940	Willscot Corp. expiring 11/29/2022, price 11.50 *	72,632

	Food Products — 0.3%
14,933	Hostess Brands, Inc. expiring 11/4/2021, price 11.50 *	30,613
45,034	Simply Good Foods Co. (The) expiring 7/7/2022, price 11.50 *	253,541

		284,154

	Hotels, Restaurants & Leisure — 0.3%
91,915	Del Taco Restaurants, Inc. expiring 6/30/2020, price 11.50 *	284,936

	Specialty Retail — 0.0% (a)
8,670	Blink Charging Co. expiring 2/8/2023, price – *	8,670
580	Guitar Center Holdings, Inc. expiring 4/16/2025, price 1.00 * ‡	—

		8,670

	Technology Hardware, Storage & Peripherals — 0.0% (a)
	Eastman Kodak Co.
48,821	expiring 9/3/2018, price 16.12 *	2,929
10,622	expiring 9/3/2018, price 14.93 *	531

		3,460

	Trading Companies & Distributors — 0.0% (a)
42,653	Nexeo Solutions, Inc. expiring 6/9/2021, price 11.50 *	23,459

	TOTAL WARRANTS (Cost $573,580)	711,838

No. of Contracts
OPTIONS PURCHASED — 0.7%
	CALL OPTIONS PURCHASED — 0.4%
	Diversified Telecommunication Services — 0.0% (a)
36	AT&T, Inc. 9/21/2018 at USD 34.00, American Style Notional Amount: USD 115 Exchange Traded *	792
EUR 349	Telecom Italia SpA (Italy) 12/21/2018 at EUR 0.66, American Style Notional Amount: EUR 268 Exchange Traded *	17,663

		18,455

	Exchange Traded Funds — 0.1%
	Guggenheim CurrencyShares Euro Trust
250	1/18/2019 at USD 117.00, American Style Notional Amount: USD 2,803 Exchange Traded *	20,375
504	1/18/2019 at USD 120.00, American Style Notional Amount: USD 5,650 Exchange Traded *	16,632

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

No. of Contracts	Investments	Value($)
OPTIONS PURCHASED — continued
	CALL OPTIONS PURCHASED — continued
	Exchange Traded Funds — continued
230	1/17/2020 at USD 120.00, American Style Notional Amount: USD 2,578 Exchange Traded *	57,960

		94,967

	Health Care Providers & Services — 0.0% (a)
2	Cigna Corp. 8/17/2018 at USD 180.00, American Style Notional Amount: USD 36 Exchange Traded *	775

	Household Durables — 0.0% (a)
74	Newell Brands, Inc. 1/18/2019 at USD 30.00, American Style Notional Amount: USD 1,521 Exchange Traded *	6,290

	Independent Power and Renewable Electricity Producers — 0.0% (a)
5	Vistra Energy Corp. 8/17/2018 at USD 25.00, American Style Notional Amount: USD 11 Exchange Traded *	37

	Index Funds — 0.1%
11	S&P 500 E-Mini Index 10/19/2018 at USD 290.00, European Style Notional Amount: USD 2,647 Exchange Traded *	2,002
	S&P 500 Index
19	8/17/2018 at USD 2,775.00, European Style Notional Amount: USD 5,351 Exchange Traded *	98,135
112	9/21/2018 at USD 2,930.00, European Style Notional Amount: USD 31,542 Exchange Traded *	47,600
48	9/21/2018 at USD 3,200.00, European Style Notional Amount: USD 13,518 Exchange Traded *	600

		148,337

	Internet Software & Services — 0.0% (a)
12	Weibo Corp. 10/19/2018 at USD 160.00, American Style Notional Amount: USD 99 Exchange Traded *	120

	Media — 0.1%
182	Twenty-First Century Fox, Inc. 8/17/2018 at USD 45.00, American Style Notional Amount: USD 819 Exchange Traded *	5,915

No. of Contracts	Investments	Value($)
OPTIONS PURCHASED — continued
	CALL OPTIONS PURCHASED — continued
	Media — continued
16	1/18/2019 at USD 41.00, American Style Notional Amount: USD 72 Exchange Traded *	8,560
EUR 188	Vivendi SA (France) 12/21/2018 at EUR 23.00, American Style Notional Amount: EUR 487 Exchange Traded *	23,288
26	Walt Disney Co. (The) 9/21/2018 at USD 115.00, American Style Notional Amount: USD 2,317 Exchange Traded *	7,644

		45,407

	Metals & Mining — 0.0% (a)
EUR 232	thyssenkrupp AG (Germany) 3/15/2019 at EUR 26.00, American Style Notional Amount: EUR 4,678 Exchange Traded *	23,626

	Multi-Utilities — 0.0% (a)
	Dominion Energy, Inc.
6	8/17/2018 at USD 72.50, American Style Notional Amount: USD 43 Exchange Traded *	465
5	1/18/2019 at USD 70.00, American Style Notional Amount: USD 36 Exchange Traded *	1,825

		2,290

	Pharmaceuticals — 0.1%
	Allergan plc
40	1/18/2019 at USD 185.00, American Style Notional Amount: USD 5,780 Exchange Traded *	52,200
22	1/18/2019 at USD 190.00, American Style Notional Amount: USD 3,179 Exchange Traded *	23,485
EUR 56	Bayer AG (Germany) 9/21/2018 at EUR 98.41, American Style Notional Amount: EUR 5,024 Exchange Traded *	6,430

		82,115

	Software — 0.0% (a)
9	Dell Technologies, Inc. 10/19/2018 at USD 95.00, American Style Notional Amount: USD 83 Exchange Traded *	2,925

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

No. of Contracts	Investments	Value($)
OPTIONS PURCHASED — continued
	CALL OPTIONS PURCHASED — continued
	Textiles, Apparel & Luxury Goods — 0.0% (a)
15	Tapestry, Inc. 8/17/2018 at USD 65.00, American Style Notional Amount: USD 555 Exchange Traded *	38

		2,963

	TOTAL CALL OPTIONS PURCHASED	425,382

	PUT OPTIONS PURCHASED — 0.3%
	Chemicals — 0.0%(a)
183	AgroFresh Solutions, Inc. 10/19/2018 at USD 7.50, American Style Notional Amount: USD 1,021 Exchange Traded *	16,927

	Communications Equipment — 0.0% (a)
10	Palo Alto Networks, Inc. 1/18/2019 at USD 150.00, American Style Notional Amount: USD 198 Exchange Traded *	3,340

	Diversified Financial Services — 0.0% (a)
4	AXA Equitable Holdings, Inc. 12/21/2018 at USD 17.50, American Style Notional Amount: USD 9 Exchange Traded *	80

	Exchange Traded Funds — 0.1%
	Guggenheim CurrencyShares Euro Trust
239	1/18/2019 at USD 114.00, American Style Notional Amount: USD 2,679 Exchange Traded *	65,008
46	1/18/2019 at USD 120.00, American Style Notional Amount: USD 516 Exchange Traded *	36,455
61	iShares iBoxx $ High Yield Corporate Bond ETF 9/21/2018 at USD 84.00, American Style Notional Amount: USD 525 Exchange Traded *	1,555
43	iShares MSCI Emerging Markets ETF 9/21/2018 at USD 40.00, American Style Notional Amount: USD 193 Exchange Traded *	624
11	PowerShares QQQ Trust 8/17/2018 at USD 165.00, American Style Notional Amount: USD 194 Exchange Traded *	440

		104,082

No. of Contracts	Investments	Value($)
OPTIONS PURCHASED — continued
	PUT OPTIONS PURCHASED — continued
	Health Care Providers & Services — 0.0% (a)
4	Cigna Corp. 10/19/2018 at USD 160.00, American Style Notional Amount: USD 72 Exchange Traded *	586

	Independent Power and Renewable Electricity Producers — 0.0%(a)
9	Vistra Energy Corp. 9/21/2018 at USD 10.00, American Style Notional Amount: USD 13 Exchange Traded *	249

	Index Funds — 0.1%
EUR 37	EURO STOXX 50 Index (European Union) 9/21/2018 at EUR 3,400.00, European Style Notional Amount: EUR 1,304 Exchange Traded *	10,254
EUR 9	FTSE MIB Index (Italy) 9/21/2018 at EUR 20,500.00, European Style Notional Amount: EUR 500 Exchange Traded *	3,052
8	S&P 500 E-Mini Index 3/15/2019 at USD 250.00, European Style Notional Amount: USD 1,925 Exchange Traded *	3,392
	S&P 500 Index
11	8/17/2018 at USD 2,650.00, European Style Notional Amount: USD 3,098 Exchange Traded *	2,723
4	8/17/2018 at USD 2,700.00, European Style Notional Amount: USD 1,127 Exchange Traded *	1,540
18	9/21/2018 at USD 2,560.00, European Style Notional Amount: USD 5,069 Exchange Traded *	13,410
12	9/21/2018 at USD 2,750.00, European Style Notional Amount: USD 3,380 Exchange Traded *	25,860
EUR 53	STOXX Europe 600 Telecommunications Index (European Union) 9/21/2018 at EUR 260.00, European Style Notional Amount: EUR 685 Exchange Traded *	19,212

		79,443

	IT Services — 0.1% (a)
99	GDS Holdings Ltd. 12/21/2018 at USD 22.50, American Style Notional Amount: USD 216 Exchange Traded *	58,905

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

No. of Contracts	Investments	Value($)
OPTIONS PURCHASED — continued
	PUT OPTIONS PURCHASED — continued
	Media - 0.0% (a)
233	Sirius XM Holdings, Inc. 1/18/2019 at USD 5.00, American Style Notional Amount: USD 164 Exchange Traded *	1,981
3	Walt Disney Co. (The) 1/18/2019 at USD 95.00, American Style Notional Amount: USD 267 Exchange Traded *	288

		2,269

	Personal Products — 0.0% (a)
	Herbalife Nutrition Ltd.
2	1/18/2019 at USD 28.75, American Style Notional Amount: USD 10 Exchange Traded *	73
36	1/18/2019 at USD 30.00, American Style Notional Amount: USD 186 Exchange Traded *	1,386
14	1/18/2019 at USD 35.00, American Style Notional Amount: USD 72 Exchange Traded *	868

		2,327

	Pharmaceuticals — 0.0% (a)
14	Jazz Pharmaceuticals plc 9/21/2018 at USD 115.00, American Style Notional Amount: USD 1,902 Exchange Traded *	210

	TOTAL PUT OPTIONS PURCHASED	268,418

	TOTAL OPTIONS PURCHASED (Cost $1,211,624)	693,800

Shares
EXCHANGE TRADED NOTES — 0.1%
	U.S. Equity — 0.1%
9,846	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (United Kingdom) (Cost $157,018)	154,582

Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 0.1%
EUR 155,000	Republic of Argentina (Argentina) SUB, 2.30%, 12/31/2038 (e) (Cost $114,277)	111,287

Shares	Investments	Value($)
EXCHANGE TRADED FUNDS — 0.1%
	International Equity — 0.1%
1,643	iShares MSCI Emerging Markets ETF Segregated(Cost $69,408)	73,705

SHORT-TERM INVESTMENTS - 14.3%
	INVESTMENT COMPANIES — 1.5%
1,588,777	JPMorgan U.S. Treasury Plus Money Market Fund Class Institutional Shares, 1.74% (j) (k) (Cost $1,588,777)	1,588,777

	U.S. TREASURY OBLIGATIONS — 12.8%
	U.S. Treasury Bills
11,570,000	1.82%, 8/2/2018 (Cost $11,569,417)	11,569,422
2,000,000	1.84%, 8/2/2018 (Cost $1,999,898)	1,999,900

	TOTAL U.S. TREASURY OBLIGATIONS (COST $13,569,315)	13,569,322

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,158,092)	15,158,099

	TOTAL LONG POSITIONS (Cost $84,488,099)	90,771,055

SHORT POSITIONS — (14.2)%
COMMON STOCKS — (8.8)%
	Air Freight & Logistics — (0.1)%
(596)	United Parcel Service, Inc., Class B	(71,454)

	Biotechnology — (0.1)%
(157)	BioTime, Inc. *	(408)
(599)	Ligand Pharmaceuticals, Inc. *	(130,780)

		(131,188)

	Chemicals — (0.1)%
(525)	International Flavors & Fragrances, Inc.	(69,699)

	Communications Equipment — (0.1)%
(1,289)	Cisco Systems, Inc.	(54,512)
(757)	Juniper Networks, Inc.	(19,939)
(366)	Palo Alto Networks, Inc. *	(72,563)

		(147,014)

	Construction & Engineering — (0.1)%
(3,615)	Willscot Corp., Class A *	(60,371)

	Diversified Financial Services — (0.1)%
(4,968)	AXA Equitable Holdings, Inc. *	(109,246)

	Diversified Telecommunication Services — (0.5)%
(15,526)	AT&T, Inc.	(496,366)

	Electronic Equipment, Instruments & Components — (0.2)%
(3,989)	Belden, Inc.	(258,288)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Shares	Investments	Value($)
SHORT POSITIONS — continued
COMMON STOCKS — continued
	Food Products — (0.6)%
(5,527)	Hostess Brands, Inc. *	(77,433)
(30,702)	Simply Good Foods Co. (The) *	(512,110)

		(589,543)

	Gas Utilities — (0.1)%
(2,918)	AltaGas Ltd. (Canada)	(59,376)

	Hotels, Restaurants & Leisure — (0.8)%
(1,246)	Carnival Corp.	(73,813)
(63,063)	Del Taco Restaurants, Inc. *	(816,035)

		(889,848)

	Independent Power and Renewable Electricity Producers — (0.2)%
(11,100)	Vistra Energy Corp. *	(250,860)

	Insurance — 0.0% (a)
(3,210)	Crawford & Co., Class A	(27,221)

	Internet Software & Services — (3.1)%
(14,541)	Alibaba Group Holding Ltd., ADR (China) *	(2,722,511)
(2,016)	Envestnet, Inc. *	(118,137)
(4,804)	Five9, Inc. *	(153,248)
(1,454)	New Relic, Inc. *	(142,056)
(1,958)	Tencent Holdings Ltd., ADR (China)	(89,481)
(699)	Weibo Corp., ADR (China) *	(57,842)

		(3,283,275)

	IT Services — (0.1)%
(1,107)	GDS Holdings Ltd., ADR (China) *	(24,166)
(270)	International Business Machines Corp.	(39,131)

		(63,297)

	Machinery — (0.2)%
(2,414)	Fortive Corp.	(198,141)

	Media — (0.3)%
(36,216)	Sirius XM Holdings, Inc.	(254,237)

	Metals & Mining — (0.2)%
(717)	BHP Billiton Ltd., ADR (Australia)	(37,471)
(20,222)	Cleveland-Cliffs, Inc. *	(218,195)

		(255,666)

	Multi-Utilities — (0.3)%
(3,187)	Dominion Energy, Inc.	(228,540)
(330)	DTE Energy Co.	(35,818)
(760)	Sempra Energy	(87,848)

		(352,206)

	Oil, Gas & Consumable Fuels — (0.3)%
(2,439)	Marathon Petroleum Corp.	(197,144)
(1,160)	Royal Dutch Shell plc, Class B, ADR (Netherlands)	(82,407)

		(279,551)

	Personal Products — (0.1)%
(1,273)	Herbalife Nutrition Ltd. *	(65,725)
(1,210)	Unilever plc, ADR (United Kingdom)	(68,982)

		(134,707)

	Pharmaceuticals — (0.1)%
(774)	Jazz Pharmaceuticals plc *	(133,964)

	Semiconductors & Semiconductor Equipment — (0.1)%
(918)	Texas Instruments, Inc.	(102,192)

	Software — (0.7)%
(3,335)	FireEye, Inc. *	(51,793)
(731)	Microsoft Corp.	(77,544)

Shares	Investments	Value($)
SHORT POSITIONS — continued
COMMON STOCKS — continued
	Software — continued
(3,500)	Red Hat, Inc. *	(494,305)
(979)	VMware, Inc., Class A *	(141,554)

		(765,196)

	Specialty Retail — (0.2)%
(3,454)	Blink Charging Co. *	(10,120)
(1,700)	RH *	(230,962)

		(241,082)

	Technology Hardware, Storage & Peripherals — (0.1)%
(1,418)	Hewlett Packard Enterprise Co.	(21,894)
(1,086)	HP, Inc.	(25,065)
(259)	NetApp, Inc.	(20,077)

		(67,036)

	Trading Companies & Distributors — 0.0% (a)
(5,269)	Nexeo Solutions, Inc. *	(47,843)

	TOTAL COMMON STOCKS (Proceeds $(8,964,648))	(9,338,867)

EXCHANGE TRADED FUNDS — (5.1)%
	Fixed Income — (0.3)%
(3,000)	Invesco CurrencyShares Euro Currency Trust *	(336,300)
	International Equity — (0.6)%
(16,115)	Direxion Daily Gold Miners Index Bear 3X Shares	(442,357)
(8,723)	Direxion Daily Gold Miners Index Bull 3X Shares	(184,230)

	Total International Equity	(626,587)

	U.S. Equity — (4.2)%
(426)	iShares Russell 2000 ETF	(70,660)
(15,581)	SPDR S&P 500 ETF Trust	(4,383,403)

	Total U.S. Equity	(4,454,063)

	TOTAL EXCHANGE TRADED FUNDS (Proceeds $(5,316,744))	(5,416,950)

Principal Amount($)
CORPORATE BONDS — (0.3)%
	Chemicals — (0.1)%
(62,000)	Olin Corp. 5.13%, 9/15/2027	(61,070)
(69,000)	Tronox, Inc. 6.50%, 4/15/2026 (c)	(69,000)

		(130,070)

	Metals & Mining — (0.2)%
(144,000)	Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	(140,760)

	TOTAL CORPORATE BONDS (Proceeds $(267,604))	(270,830)

CONVERTIBLE BONDS — 0.0% (a)
	Software — 0.0% (a)
(39,000)	FireEye, Inc. Series B, 1.63%, 6/1/2035 (Proceeds $(36,028))	(35,836)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

No. of Warrants	Investments	Value($)
WARRANTS — 0.0% (a)
	Banks — 0.0% (a)
(5,740)	Bank of America Corp. expiring 10/28/2018, price 30.79 * (Proceeds $10,177)	(7,462)

	TOTAL SHORT POSITIONS (Proceeds $(14,595,201))	(15,069,945)

	Total Investments — 71.3% (Cost $69,892,898)	75,701,110
	Other Assets in Excess of Liabilities — 28.7%	30,535,074

	Net Assets — 100.0%	106,236,184

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Brent Crude Oil	4	08/2018	USD	296,840	4,434
CAC 40 10 Euro Index	3	08/2018	EUR	192,989	1,492
NY Harbor ULSD	2	08/2018	USD	179,542	(3,209)
RBOB Gasoline	3	08/2018	USD	262,143	(1,128)
WTI Crude Oil	4	08/2018	USD	275,040	(7,538)
Australia 10 Year Bond	3	09/2018	AUD	287,987	2,264
Cocoa	2	09/2018	GBP	42,028	(2,621)
DAX Index	1	09/2018	EUR	374,404	2,714
DJIA CBOT E-Mini Index	2	09/2018	USD	253,950	5,196
EURO STOXX 50 Index	10	09/2018	EUR	411,775	5,995
Euro-Bund	2	09/2018	EUR	377,887	(2,173)
FTSE 100 Index	8	09/2018	GBP	807,860	9,895
KC HRW Wheat	1	09/2018	USD	27,825	372
LME Aluminum Base Metal	5	09/2018	USD	259,469	(30,526)
LME Copper Base Metal	2	09/2018	USD	314,700	(44,068)
LME Zinc Base Metal	6	09/2018	USD	394,950	(75,179)
Long Gilt	4	09/2018	GBP	644,095	(665)
Low Sulphur Gasoil	3	09/2018	USD	197,175	(2,954)
NASDAQ 100 E-Mini Index	2	09/2018	USD	289,790	4,401
Nikkei 225 Index	2	09/2018	JPY	404,204	(1,121)
Russell 2000 E-Mini Index	11	09/2018	USD	919,820	(2,996)
S&P 500 E-Mini Index	2	09/2018	USD	281,710	7,844
TOPIX Index	2	09/2018	JPY	314,022	(2,750)
Cotton No. 2	1	12/2018	USD	44,795	2,057
Wheat	2	12/2018	USD	57,325	2,857
3 Month Euro Euribor	47	12/2019	EUR	13,752,228	3,616
3 Month Sterling	65	12/2019	GBP	10,535,428	(8,675)

					(132,466)

Short Contracts
Natural Gas	(6)	08/2018	USD	(166,920)	(663)
EURO STOXX 50 Index	(90)	09/2018	EUR	(3,705,978)	(65,564)
EURO STOXX 50 Index	(1)	09/2018	EUR	(41,177)	(665)
Euro-Bund	(1)	09/2018	EUR	(188,943)	(647)
LME Aluminum Base Metal	(6)	09/2018	USD	(311,363)	8,839
LME Copper Base Metal	(3)	09/2018	USD	(472,050)	13,373
LME Zinc Base Metal	(9)	09/2018	USD	(592,425)	55,337
Russell 2000 E-Mini Index	(4)	09/2018	USD	(334,480)	6,537
S&P 500 E-Mini Index	(21)	09/2018	USD	(2,957,955)	(34,547)
S&P 500 E-Mini Index	(16)	09/2018	USD	(2,253,680)	(36,065)
Silver	(4)	09/2018	USD	(311,180)	(1,988)
Sugar No. 11	(3)	09/2018	USD	(35,448)	7,451
U.S. Treasury 10 Year Note	(8)	09/2018	USD	(955,375)	5,692
U.S. Treasury Long Bond	(5)	09/2018	USD	(715,156)	(163)
Soybean	(4)	11/2018	USD	(183,800)	(5,823)
100 oz Gold	(4)	12/2018	USD	(493,440)	2,512
Coffee ‘C’	(1)	12/2018	USD	(42,412)	(59)
3 Month Eurodollar	(95)	12/2019	USD	(23,023,250)	23,907

					(22,536)

					(155,002)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	320,574	USD	372,551	Deutsche Bank AG	8/17/2018	2,745
USD	87,984	EUR	75,000	Deutsche Bank AG	8/17/2018	182
USD	76,350	GBP	58,000	Deutsche Bank AG	8/17/2018	173
USD	115,135	EUR	97,000	Morgan Stanley	9/14/2018	1,333
EUR	24,753	USD	28,922	Morgan Stanley	9/19/2018	129
GBP	3,107	USD	4,080	Morgan Stanley	9/19/2018	6
USD	23,208	EUR	19,773	Morgan Stanley	9/19/2018	2
USD	42,737	GBP	31,896	Morgan Stanley	9/19/2018	786
USD	814,260	JPY	89,396,000	Morgan Stanley	9/19/2018	12,095
AUD	254,000	USD	187,679	Morgan Stanley	9/21/2018	1,067
CAD	45,000	USD	34,324	Morgan Stanley	9/21/2018	298
CHF	8,000	USD	8,043	Morgan Stanley	9/21/2018	71
EUR	239,000	USD	278,924	Morgan Stanley	9/21/2018	1,614
GBP	72,000	USD	94,522	Morgan Stanley	9/21/2018	185
JPY	1,021,000	USD	9,133	Morgan Stanley	9/21/2018	30
MXN	5,514,000	USD	271,989	Morgan Stanley	9/21/2018	21,381
NZD	63,000	USD	42,683	Morgan Stanley	9/21/2018	255
USD	857,567	AUD	1,142,000	Morgan Stanley	9/21/2018	8,952
USD	97,830	CHF	96,000	Morgan Stanley	9/21/2018	454
USD	80,005	EUR	68,000	Morgan Stanley	9/21/2018	187
USD	1,730,373	GBP	1,305,000	Morgan Stanley	9/21/2018	13,811
USD	1,167,528	JPY	128,451,000	Morgan Stanley	9/21/2018	14,763
USD	315,861	NZD	460,000	Morgan Stanley	9/21/2018	2,342
EUR	564,084	USD	661,610	Morgan Stanley	10/18/2018	1,898
GBP	372,275	USD	489,913	Morgan Stanley	10/18/2018	361

Total unrealized appreciation						85,120

USD	91,768	CHF	91,756	Deutsche Bank AG	8/17/2018	(1,020)
USD	1,220,668	GBP	938,000	Deutsche Bank AG	8/17/2018	(11,301)
USD	175,472	SEK	1,564,000	Deutsche Bank AG	8/17/2018	(2,609)
USD	110,192	MXN	2,217,000	Morgan Stanley	8/31/2018	(8,140)
EUR	5,000	USD	5,869	Morgan Stanley	9/14/2018	(3)
EUR	55,433	USD	65,854	Morgan Stanley	9/19/2018	(796)
USD	77,078	CHF	76,046	Morgan Stanley	9/19/2018	(44)
USD	349,084	EUR	298,849	Morgan Stanley	9/19/2018	(1,656)
AUD	69,000	USD	51,298	Morgan Stanley	9/21/2018	(24)
CHF	6,000	USD	6,115	Morgan Stanley	9/21/2018	(29)
EUR	240,000	USD	282,275	Morgan Stanley	9/21/2018	(562)
GBP	829,000	USD	1,108,113	Morgan Stanley	9/21/2018	(17,668)
JPY	132,183,000	USD	1,203,993	Morgan Stanley	9/21/2018	(17,735)
MXN	1,724,000	USD	92,076	Morgan Stanley	9/21/2018	(352)
NZD	136,000	USD	95,166	Morgan Stanley	9/21/2018	(2,473)
USD	198,115	AUD	268,000	Morgan Stanley	9/21/2018	(1,034)
USD	1,237,705	CAD	1,617,000	Morgan Stanley	9/21/2018	(6,406)
USD	925,900	CHF	914,000	Morgan Stanley	9/21/2018	(1,193)
USD	1,827,599	EUR	1,561,000	Morgan Stanley	9/21/2018	(4,707)
USD	69,550	GBP	53,000	Morgan Stanley	9/21/2018	(165)
USD	1,068,054	JPY	119,833,000	Morgan Stanley	9/21/2018	(7,371)
USD	168,335	MXN	3,533,000	Morgan Stanley	9/21/2018	(19,637)
USD	293,055	NZD	433,000	Morgan Stanley	9/21/2018	(2,062)
USD	664,340	EUR	570,000	Morgan Stanley	9/28/2018	(5,062)
USD	319,333	GBP	243,000	Morgan Stanley	9/28/2018	(394)
USD	16,023	DKK	101,660	Morgan Stanley	10/18/2018	(29)
USD	642,250	EUR	547,253	Morgan Stanley	10/18/2018	(1,461)
USD	492,153	GBP	373,764	Morgan Stanley	10/18/2018	(81)
USD	484,798	JPY	54,384,105	Morgan Stanley	10/18/2018	(4,204)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	874	SEK	7,666	Morgan Stanley	10/18/2018	(3)

Total unrealized depreciation						(118,221)

Net unrealized depreciation						(33,101)

Written Call Options Contracts as of July 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Bayer AG	Exchange Traded	6	EUR 531,235	EUR 98.41	09/21/2018	(970)
S&P 500 E-Mini Index	Exchange Traded	16	USD 3,850,662	USD 297.00	10/19/2018	(808)
Twenty-First Century Fox, Inc.	Exchange Traded	16	USD 72,000	USD 46.00	01/18/2019	(5,360)

						(7,138)

Written Put Options Contracts as of July 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Bayer AG	Exchange Traded	23	EUR 2,063,426	EUR 90.54	09/21/2018	(2,988)
EURO STOXX 50 Index	Exchange Traded	37	EUR 1,304,431	EUR 3,200.00	09/21/2018	(3,525)
FTSE MIB Index	Exchange Traded	9	EUR 499,853	EUR 19,000.00	09/21/2018	(1,000)
PowerShares QQQ Trust	Exchange Traded	5	USD 88,083	USD 150.00	08/17/2018	(27)
S&P 500 E-Mini Index	Exchange Traded	8	USD 1,925,331	USD 275.00	03/15/2019	(6,972)
S&P 500 E-Mini Index	Exchange Traded	11	USD 2,647,330	USD 283.00	08/17/2018	(2,744)
S&P 500 Index	Exchange Traded	12	USD 3,379,548	USD 2,550.00	09/21/2018	(8,520)
S&P 500 Index	Exchange Traded	16	USD 4,506,064	USD 2,655.00	08/17/2018	(4,440)
S&P 500 Index	Exchange Traded	5	USD 1,408,145	USD 2,550.00	08/17/2018	(700)
S&P 500 Index	Exchange Traded	7	USD 1,971,403	USD 2,500.00	08/17/2018	(770)
STOXX Europe 600 Telecommunications Index	Exchange Traded	53	EUR 685,264	EUR 240.00	09/21/2018	(2,789)

						(34,475)

Total Written Options Contracts (Premiums Paid ($133,640))						(41,613)

Over the Counter (“OTC”) Credit default swap contracts outstanding—sell protection(2) as of July 31, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	18.48	USD 1,000,000	(297,760)	(11,980)	(309,740)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	18.48	USD 2,175,000	(725,346)	51,660	(673,686)
CDX.NA.HY.27-V3	5.00	Quarterly	Morgan Stanley	12/20/2021	18.48	USD 275,000	(108,806)	23,627	(85,179)

							(1,131,912)	63,307	(1,068,605)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Centrally Cleared Credit default swap contracts outstanding—buy protection(1) as of July 31, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Community Health Systems Inc., 8.00%, 11/15/2019‡	5.00	Quarterly	12/20/2020	21.87	USD 280,000	56,866	25,811	82,677
JC Penney Co., Inc., 6.38%, 10/15/2036	5.00	Quarterly	6/20/2022	11.07	USD 110,000	10,161	8,610	18,771
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028‡	5.00	Quarterly	6/20/2019	24.51	USD 65,000	13,778	(5,546)	8,232
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028‡	5.00	Quarterly	6/20/2019	24.51	USD 140,000	24,333	(6,603)	17,730
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028‡	5.00	Quarterly	6/20/2019	24.51	USD 130,000	24,622	(8,158)	16,464
Windsteam Services LLC, 7.50%, 06/01/22	5.00	Quarterly	12/20/2018	41.47	USD 120,000	6,703	7,440	14,143

						136,463	21,554	158,017

CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2023	0.58	USD 116,000	(1,932)	(382)	(2,314)

						134,531	21,172	155,703

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

OTC Total return swap contracts outstanding as of July 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Media Gen, Inc. CVR‡	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Deutsche Bank AG	11/16/2018	USD	1,906	202	(109)	93

iBoxx USD Liquid High Yield Index	Increases in total return of index	3 months USD LIBOR and decreases in total return of index	Quarterly	Morgan Stanley	9/20/2018	USD	1,500,000	4,026	(14,318)	(10,292)

								4,228	(14,427)	(10,199)

OTC Total Return Basket Swaps Outstanding at July 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/16/2023	$332,585	$2,889	$(1,062)	$1,827

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electrical Equipment
Melrose Industries plc	171,063	484,049	3,555	0.0	(a)

Short Positions
Common Stocks
Food & Staples Retailing
Wm Morrison Supermarkets plc	(26,599)	(91,205)	(1,866)	0.0	(a)

Multiline Retail
Next plc	(774)	(60,259)	1,200	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(27,373)	(151,464)	(666)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	143,690	332,585	2,889	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (12.55)% to (0.34)%), which is denominated in USD based on the local currencies of the positions within the swaps.	2/15/2023 – 3/2/2023	$(1,099,665)	$36,288	$(4,571)	$31,717

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Air Freight & Logistics
United Parcel Service, Inc.	(567)	(67,978)	(4,434)	0.0	(a)

Automobiles
Tesla, Inc. *	(118)	(35,181)	1,822	0.0	(a)

Commercial Services & Supplies
Cintas Corp.	(342)	(69,932)	(311)	0.0	(a)

Diversified Telecommunication Services
Telefonica Brasil SA (Preference)	(5,850)	(64,262)	4,426	0.0	(a)

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	(728)	(67,405)	(1,929)	0.0	(a)
Regency Centers Corp.	(804)	(51,159)	(1,761)	0.0	(a)

	(1,532)	(118,564)	(3,690)	0.0	(a)

Household Products
Colgate-Palmolive Co.	(463)	(31,026)	(491)	0.0	(a)

Internet Software & Services
Pandora Media, Inc. *	(14,753)	(99,435)	21,539	0.1	(a)

IT Services
Accenture plc	(405)	(64,529)	2,912	0.0	(a)

Media
Altice USA, Inc.	(6,898)	(118,163)	966	0.0	(a)
Entercom Communications Corp.	(14,228)	(107,421)	6,402	0.0	(a)

	(21,126)	(225,584)	7,368	0.0	(a)

Software
Adobe Systems, Inc. *	(198)	(48,447)	2,546	0.0	(a)
Check Point Software Technologies Ltd. *	(564)	(63,546)	(626)	0.0	(a)
Ultimate Software Group, Inc. (The) *	(267)	(73,929)	4,048	0.0	(a)

	(1,029)	(185,922)	5,968	0.0	(a)

Specialty Retail
Floor & Decor Holdings, Inc. *	(1,118)	(53,384)	2,706	0.0	(a)

Trading Companies & Distributors
WW Grainger, Inc.	(242)	(83,868)	(1,527)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(47,545)	(1,099,665)	36,288	0.1	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day DISC on short positions, plus or minus a specified spread (0.35)%, which is denominated in CAD based on the local currencies of the positions within the swaps.	2/15/2023	$(131,398)	$7,016	$60	$7,076

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Food & Staples Retailing
Loblaw Cos. Ltd.	(1,104)	(58,372)	455	0.0	(a)

Multiline Retail
Dollarama, Inc.	(1,038)	(37,503)	2,179	0.0	(a)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc.	(1,379)	(35,523)	4,382	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(3,521)	(131,398)	7,016	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week STIBOR on short positions, plus or minus a specified spread of (rates range from (2.38)% to (1.63)%), which is denominated in SEK based on the local currencies of the positions within the swaps.	2/16/2023	$(172,342)	$759	$(95)	$664

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Food & Staples Retailing
ICA Gruppen AB	(1,206)	(39,985)	(953)	0.0	(a)

Specialty Retail
Hennes & Mauritz AB	(8,501)	(132,357)	1,712	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(9,707)	(172,342)	759	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.50)% to 0.75%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/16/2023	$812,799	$28	$3,792	$3,820

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
UniCredit SpA	28,764	507,890	9,082	0.0	(a)

Capital Markets
Amundi SA (b)(c)	3,856	265,695	(2,589)	0.0	(a)

Hotels, Restaurants & Leisure
Accor SA	9,058	466,321	(9,367)	0.0	(a)

Total Long Positions of Total Return Basket Swaps	41,678	1,239,906	(2,874)	0.0	(a)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Beverages
Davide Campari-Milano SpA	(4,197)	(35,354)	2,160	0.0	(a)

Machinery
Kone OYJ	(1,716)	(93,806)	1,303	0.0	(a)

Media
Eutelsat Communications SA	(6,357)	(136,089)	4,820	0.0	(a)
ProSiebenSat.1 Media SE	(5,997)	(161,858)	(5,381)	0.0	(a)

	(12,354)	(297,947)	(561)	0.0	(a)

Total Short Positions of Total Return Basket Swaps	(18,267)	(427,107)	2,902	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps	23,411	812,799	28	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day RBACR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in AUD based on the local currencies of the positions within the swaps.	3/13/2023	$(71,545)	$1,901	$12		$1,913

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Food & Staples Retailing
Woolworths Group Ltd.		(3,198)	(71,545)	1,901	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day SARON on short positions, plus or minus a specified spread of (0.40)%, which is denominated in CHF based on the local currencies of the positions within the swaps.	3/29/2023	$(49,521)	$3,163	$(12)		$3,151

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Technology Hardware, Storage & Peripherals
Logitech International SA (Registered)		(1,126)	(49,521)	3,163	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50) %, which is denominated in DKK based on the local currencies of the positions within the swaps.	3/2/2023	$(105,240)	$2,162	$1,136		$3,298

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Textiles, Apparel & Luxury Goods
Pandora A/S		(1,482)	(105,240)	2,162	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively and one month LIBOR on long positions, plus or minus a specified spread (rates range from (7.56)% to 0.55%), which is denominated in USD based on the local currencies of the positions within the swaps.	8/9/2018 - 6/22/2020	$(7,849,500)	$18,495	$(23,389)		$(4,894)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction & Engineering
Star Group, Inc. (The) *		7,400	253,820	(21,460)	0.0	(a)

Short Positions
Common Stocks
Commercial Services & Supplies
Deluxe Corp.		(1,814)	(106,899)	12,625	0.0	(a)

Communications Equipment
InterDigital, Inc.		(2,907)	(239,682)	2,616	0.0	(a)

Electronic Equipment, Instruments & Components
AU Optronics Corp.		(21,700)	(95,914)	(10,416)	0.0	(a)
Electro Scientific Industries, Inc. *		(11,723)	(211,366)	(8,722)	0.0	(a)
LG Display Co. Ltd.		(7,800)	(73,164)	(5,694)	0.0	(a)

		(41,223)	(380,444)	(24,832)	0.0	(a)

Health Care Equipment & Supplies
DENTSPLY SIRONA, Inc.		(4,200)	(202,062)	(14,238)	0.0	(a)

Health Care Providers & Services
Henry Schein, Inc. *		(3,336)	(264,912)	(17,781)	0.0	(a)

Hotels, Restaurants & Leisure
Starbucks Corp.		(1,400)	(73,346)	(2,030)	0.0	(a)

Internet Software & Services
ANGI Homeservices, Inc. *		(10,950)	(172,025)	7,775	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions (continued)
Common Stocks (continued)
Internet Software & Services (continued)
Hortonworks, Inc.*		(3,291)	(57,329)	6,121	0.0	(a)
Match Group, Inc.*		(5,876)	(212,241)	19,567	0.0	(a)

		(20,117)	(441,595)	33,463	0.0	(a)

Real Estate Management & Development
Realogy Holdings Corp.		(14,540)	(317,990)	13,668	0.0	(a)

Semiconductors & Semiconductor Equipment
Ichor Holdings Ltd.*		(10,235)	(214,935)	(13,086)	0.0	(a)
MKS Instruments, Inc.		(4,073)	(384,084)	15,477	0.0	(a)

		(14,308)	(599,019)	2,391	0.0	(a)

Software
Oracle Corp.		(1,970)	(93,929)	1,537	0.0	(a)
Pluralsight, Inc. *		(1,600)	(37,136)	2,016	0.0	(a)
Zuora, Inc. *		(1,200)	(29,436)	(144)	0.0	(a)

		(4,770)	(160,501)	3,409	0.0	(a)

Textiles, Apparel & Luxury Goods
Under Armour, Inc. *		(14,426)	(288,087)	12,229	0.0	(a)

Total Common Stocks		(123,041)	(3,074,537)	21,520	0.0	(a)

Exchange Traded Funds
NASDAQ 100 Index *		(195)	(1,609,045)	23,293	0.0	(a)
Realtime Russell 2000 Index *		(202)	(1,671,502)	2,462	0.0	(a)
S&P 500 Total Return *		(315)	(1,748,236)	(7,320)	0.0	(a)

		(712)	(5,028,783)	18,435	0.0	(a)

Total Exchange Traded Funds		(712)	(5,028,783)	18,435	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		(116,353)	(7,849,500)	18,495	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day MUTSC on short positions, plus or minus a specified spread of (17.00)%, which is denominated in JPY based on the local currencies of the positions within the swaps.	6/22/2020	$(99,974)	$6,355	$(731)		$5,624

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Household Durables
Sharp Corp.		(4,300)	(99,974)	6,355	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread of 0.90%, which is denominated in EUR based on the local currencies of the positions within the swaps.	3/11/2019	$102,704	$4,039	$(27)		$4,012

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
IT Services
Wirecard AG		549	102,704	4,039	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	5/29/2019	$(48,856)	$(1,250)	$(11)		$(1,261)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Short Positions
Common Stocks
Textiles, Apparel & Luxury Goods
Pandora A/S		(688)	(48,856)	(1,250)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in GBP based on the local currencies of the positions within the swaps.	7/24/2019	$483,979	$14,334	$(1,509)		$12,825

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Barclays plc		116,143	295,446	10,706	0.0	(a)

Health Care Equipment & Supplies
Smith & Nephew plc		13,654	236,406	(2,857)	0.0	(a)

Household Products
Reckitt Benckiser Group plc		2,257	201,213	8,428	0.0	(a)

Industrial Conglomerates
Smiths Group plc		1,996	42,182	(11)	0.0	(a)

Insurance
Admiral Group plc		3,289	85,497	966	0.0	(a)
RSA Insurance Group plc		16,835	142,382	2,112	0.0	(a)

		20,124	227,879	3,078	0.0	(a)

Media
ITV plc		80,946	174,947	(7,823)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions (continued)
Common Stocks (continued)
Specialty Retail
Sports Direct International plc *		11,155	60,500	(492)	0.0	(a)

Total Long Positions of Total Return Basket Swaps		246,275	1,238,573	11,029	0.0	(a)

Short Positions
Common Stocks
Multiline Retail
Marks & Spencer Group plc		(96,373)	(389,506)	4,149	0.0	(a)

Pharmaceuticals
GlaxoSmithKline plc		(5,327)	(110,643)	(2,269)	0.0	(a)

Specialty Retail
JD Sports Fashion plc		(11,679)	(71,673)	(685)	0.0	(a)

Trading Companies & Distributors
Bunzl plc		(6,151)	(182,772)	2,110	0.0	(a)

Total Short Positions of Total Return Basket Swaps		(119,530)	(754,594)	3,305	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		126,745	483,979	14,334	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in EUR based on the local currencies of the positions within the swaps.	6/24/2019 - 7/24/2019	$3,224,187	$(30,059)	$(159,323)		$(189,382)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Ryanair Holdings plc *		21,498	354,275	(36,648)	0.0	(a)

Banks
BNP Paribas SA		5,843	379,034	25,764	0.0	(a)
Societe Generale SA		7,800	347,864	19,453	0.0	(a)

		13,643	726,898	45,217	0.0	(a)

Capital Markets
Anima Holding SpA (b) (c)		65,088	348,882	2,567	0.0	(a)

Construction Materials
HeidelbergCement AG		6,370	541,042	17,756	0.0	(a)

Diversified Telecommunication Services
Iliad SA		2,765	437,138	(36,908)	0.0	(a)

Food Products
Danone SA		7,377	579,185	6,867	0.0	(a)

Life Sciences Tools & Services
Gerresheimer AG		6,981	594,397	(10,059)	0.0	(a)

Media
JCDecaux SA		1,221	39,908	(697)	0.0	(a)
Publicis Groupe SA		1,898	121,124	1,796	0.0	(a)
Stroeer SE & Co. KGaA		7,075	434,423	(1,165)	0.0	(a)

		10,194	595,455	(66)	0.0	(a)

Trading Companies & Distributors
Brenntag AG		11,981	718,885	8,858	0.0	(a)

Total Long Positions of Total Return Basket Swaps		145,897	4,896,157	(2,416)	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)		(6,689)	(187,676)	(20,894)	0.0	(a)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered) *		(10,316)	(170,576)	(4,761)	0.0	(a)
Orange SA		(10,071)	(171,627)	(5,613)	0.0	(a)

		(20,387)	(342,203)	(10,374)	0.0	(a)

Electric Utilities
Electricite de France SA		(5,431)	(81,319)	(3,616)	0.0	(a)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV		(9,650)	(245,406)	(2,686)	0.0	(a)

Oil, Gas & Consumable Fuels
Eni SpA		(8,902)	(171,351)	(3,909)	0.0	(a)

Personal Products
Unilever NV		(5,172)	(298,378)	805	0.0	(a)

Textiles, Apparel & Luxury Goods
Kering SA		(371)	(197,181)	13,929	0.0	(a)
LVMH Moet Hennessy Louis Vuitton SE		(426)	(148,456)	(898)	0.0	(a)

		(797)	(345,637)	13,031	0.0	(a)

Total Short Positions of Total Return Basket Swaps		(57,028)	(1,671,970)	(27,643)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		88,869	3,224,187	(30,059)	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range (0.45)% to 0.45%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/24/2019	$1,036,389	$36,337	$1,755		$38,092

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Construction Materials
LafargeHolcim Ltd. (Registered) *		13,142	670,166	41,844	0.0	(a)

Food Products
Nestle SA (Registered)		7,899	643,716	(2,167)	0.0	(a)

Total Long Positions of Total Return Basket Swaps		21,041	1,313,882	39,677	0.0	(a)

Short Positions
Common Stocks
Chemicals
Givaudan SA (Registered)		(92)	(215,345)	(989)	0.0	(a)

Pharmaceuticals
Roche Holding AG		(253)	(62,148)	(2,351)	0.0	(a)

Total Short Positions of Total Return Basket Swaps		(345)	(277,493)	(3,340)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		20,696	1,036,389	36,337	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.65%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/7/2018 - 5/15/2020	$1,395,346	$220,009	$4,037		$224,046

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Capital Markets
NEX Group plc		36,717	486,478	518	0.0	(a)

Media
Sky plc		43,689	872,879	265,844	0.2	(a)

Wireless Telecommunication Services
Vodafone Group plc		118,816	290,263	(47,768)	0.0	(a)

Total Long Positions of Total Return Basket Swaps		199,222	1,649,620	218,594	0.2	(a)

Short Positions
Common Stocks
Capital Markets
CME Group, Inc.		(1,598)	(254,274)	1,415	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		197,624	1,395,346	220,009	0.2	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively and one month LIBOR on long positions plus or minus a specified spread (rates range from (0.66)% to 1.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	8/8/2018 - 5/18/2020	$863,138	$27,087	$(6,115)		$20,972

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Rockwell Collins, Inc.		1,746	242,677	652	0.0	(a)

Biotechnology
Shire plc		13,633	776,456	15,245	0.0	(a)

Health Care Providers & Services
Aetna, Inc.		3,147	592,863	43,580	0.1	(a)

Internet Software & Services
Altaba, Inc. *		12,457	914,966	16,336	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions (continued)
Common Stocks (continued)
Internet Software & Services (continued)
OneMarket Ltd. *		4,684	3,080	3,079	0.0	(a)

		17,141	918,046	19,415	0.0	(a)

Total Long Positions of Total Return Basket Swaps		35,667	2,530,042	78,892	0.1	(a)

Short Positions
Common Stocks
Aerospace & Defense
United Technologies Corp.		(638)	(86,602)	(3,926)	0.0	(a)

Health Care Providers & Services
CVS Health Corp.		(2,637)	(171,036)	(695)	0.0	(a)

Internet Software & Services
Alibaba Group Holding Ltd. *		(2,900)	(542,967)	2,244	0.0	(a)

Media
Walt Disney Co. (The)		(5,082)	(577,112)	(48,949)	(0.1	) (a)

Pharmaceuticals
Takeda Pharmaceutical Co. Ltd. *		(5,719)	(241,473)	(2,095)	0.0	(a)

Software
VMware, Inc. *		(330)	(47,714)	1,616	0.0	(a)

Total Short Positions of Total Return Basket Swaps		(17,306)	(1,666,904)	(51,805)	(0.1	) (a)

Total of Long and Short Positions of Total Return Basket Swaps		18,361	863,138	27,087	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swaps.	11/7/2018 - 9/2/2019	$1,677,602	$84,922	$(1,391)		$83,531

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Health Care Providers & Services
McKesson Europe AG		18,203	566,199	8,829	0.0	(a)

Independent Power and Renewable Electricity Producers
EDP Renovaveis SA		16,417	169,511	24,832	0.0	(a)

Metals & Mining
thyssenkrupp AG		5,918	157,496	(5,947)	0.0	(a)

Multi-Utilities
Innogy SE (b) (c)		8,752	388,864	16,497	0.0	(a)
RWE AG		14,366	377,026	42,600	0.1	(a)

		23,118	765,890	59,097	0.1	(a)

Software
Gemalto NV *		4	233	–	0.0	(a)

Textiles, Apparel & Luxury Goods
Christian Dior SE		758	322,503	32,611	0.0	(a)

Total Long Positions of Total Return Basket Swaps		64,418	1,981,832	119,422	0.1	(a)

Short Positions
Common Stocks
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE		(873)	(304,230)	(34,500)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		63,545	1,677,602	84,922	0.1	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions, plus or minus a specified spread 0.55%, which is denominated in AUD based on the local currencies of the positions within the swaps.	9/2/2019	$115,879	$750	$(116)		$634

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)

Long Positions
Common Stocks
Gas Utilities
APA Group		16,156	115,879	750	0.0	(a)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 2.50%), which is denominated in USD based on the local currencies of the positions within the swaps.	8/1/2022	$427,887	$13,278	$(58,255)		$(44,977)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Internet Software & Services
Altaba, Inc. *		40,516	2,975,900	32,236	0.0	(a)

Short Positions
Common Stocks
Internet Software & Services
Alibaba Group Holding Ltd. *		(13,609)	(2,548,013)	(18,958)	0.0	(a)

Total of Long and Short Positions of Total Return Basket Swaps		26,907	427,887	13,278	0.0	(a)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	VALUE
BBSW	1.83%
CIBOR	(0.40)
CHF LIBOR	(0.80)
DISC	2.25
EONIA	(0.36)
EURIBOR	(0.37)
EUR LIBOR	(0.42)
FEDEF	1.91
GBP LIBOR	0.66
MUTSC	(0.06)
RBACR	1.50
SARON	(0.73)
SONIA	0.45
STIBOR	(0.51)
USD LIBOR	2.08

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Summary of total swap contracts outstanding as of July 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swap contracts outstanding	4,228	93
OTC Total return basket swap contracts outstanding	–	443,202

Total OTC swap contracts outstanding	4,228	443,295

Liabilities
OTC Credit default swap contracts outstanding—sell protection	(1,131,912)	(1,068,605)
OTC Total return swap contracts outstanding	–	(10,292)
OTC Total return basket swap contracts outstanding	–	(240,514)

Total OTC swap contracts outstanding	(1,131,912)	(1,319,411)

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
BBSW	ASX Australia Bank Bill Short Term Rates
Brent	Broom, Rannoch, Etieve, Ness, Tarbat
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
CBOT	Chicago Board of Trade
CDX	Credit Default Swap Index
CHF	Swiss Franc
CIBOR	Copenhagen Interbank Offered Rates
CLO	Collateralized Loan Obligations
CVR	Contingent Value Rights
DAX	Deutscher Aktien Index
DISC	Federal Discount Rate
DJIA	Dow Jones Industrial Average
DKK	Danish Krone
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
EONIA	Euro Overnight Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
MXN	Mexican Peso
NASDAQ	National Association of Securities Dealers Automated Quotation
NZD	New Zealand Dollar
RBACR	RBA Interbank Overnight Call Rate
RBOB	Reformulated gasoline blendstock for oxygen blending
REMIC	Real Estate Mortgage Investment Conduit
SARON	Swiss Average Rate Overnight
SEK	Swedish Krona
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
USD	United States Dollar
WTI	West Texas Intermediate

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	Defaulted security.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2018.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2018.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2018.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The rate shown is the current yield as of July 31, 2018.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(k)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$523,335	$85,912	$—	$609,247
Beverages	2,182	229,880	—	232,062
Capital Markets	123,377	273,789	—	397,166
Chemicals	854,075	607,079	—	1,461,154
Diversified Telecommunication Services	555,959	327,341	—	883,300
Food Products	395,752	80,103	—	475,855
Industrial Conglomerates	—	274,333	—	274,333
Insurance	1,096,294	306,348	—	1,402,642
Life Sciences Tools & Services	371,621	257,278	—	628,899
Media	3,845,446	544,783	—	4,390,229
Professional Services	—	516,780	—	516,780
Software	7,630,660	26,149	10,832	7,667,641
Specialty Retail	635,741	245,593	—	881,334
Textiles, Apparel & Luxury Goods	—	169,571	—	169,571
Transportation Infrastructure	—	45,604	—	45,604
Other Common Stocks	16,843,572	—	—	16,843,572

Total Common Stocks	32,878,014	3,990,543	10,832	36,879,389

Convertible Preferred Stocks
Electronic Equipment, Instruments & Components	313,737	—	—	313,737
Independent Power and Renewable Electricity Producers	379,636	—	—	379,636
Machinery	316,500	—	—	316,500
Multi-Utilities	572,216	—	—	572,216

Total Convertible Preferred Stocks	1,582,089	—	—	1,582,089

Exchange Traded Funds	73,705	—	—	73,705
Exchange Traded Notes	154,582	—	—	154,582
Closed End Funds	4,199,105	3,180,038	—	7,379,143
Debt Securities
Asset-Backed Securities	—	—	5,798,082	5,798,082
Collateralized Mortgage Obligations	—	2,803,383	—	2,803,383
Commercial Mortgage-Backed Securities	—	968,602	3,568,267	4,536,869

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Convertible Bonds
Other Convertible Bonds	$—	$3,812,156	$—		$3,812,156
Corporate Bonds
Commercial Services & Supplies	—	240,366	133,200		373,566
Health Care Providers & Services	—	200,188	228,398		428,586
Media	—	712,205	66,125		778,330
Specialty Retail	—	—	187,112		187,112
Other Corporate Bonds	—	7,615,173	—		7,615,173

Total Corporate Bonds	—	8,767,932	614,835		9,382,767

Foreign Government Securities	—	111,287	—		111,287
Loan Assignments
Other Loan Assignments	—	1,693,866	—		1,693,866
Warrants
Biotechnology	1,396	—	—		1,396
Chemicals	33,131	—	—		33,131
Construction & Engineering	72,632	—	—		72,632
Food Products	284,154	—	—		284,154
Hotels, Restaurants & Leisure	284,936	—	—		284,936
Specialty Retail	8,670	—	—	(a)	8,670
Technology Hardware, Storage & Peripherals	3,460	—	—		3,460
Trading Companies & Distributors	23,459	—	—		23,459
Other Warrants	—	—	—		—

Total Warrants	711,838	—	—	(a)	711,838

Options Purchased
Call Options Purchased	354,375	71,007	—		425,382
Put Options Purchased	235,900	32,518	—		268,418

Total Options Purchased	590,275	103,525	—		693,800

Short-Term Investments
Investment Companies	1,588,777	—	—		1,588,777
Other Short-Term Investment	—	13,569,322	—		13,569,322

Total Short-Term Investments	1,588,777	13,569,322	—		15,158,099

Total Investments in Securities	$41,778,385	$39,000,654	$9,992,016		$90,771,055

Liabilities
Common Stocks
Other Common Stocks	(9,338,867)	—	—		(9,338,867)
Debt Securities
Convertible Bonds
Other Convertible Bonds	—	(35,836)	—		(35,836)
Corporate Bonds
Other Corporate Bonds	—	(270,830)	—		(270,830)
Exchange Traded Funds	(5,416,950)	—	—		(5,416,950)
Warrants
Banks	(7,462)	—	—		(7,462)

Total Liabilities for Securities Sold Short	$(14,763,279)	$(306,666)	$—		$(15,069,945)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$85,120	$—		$85,120
Futures	156,689	20,096	—		176,785

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$571,149	$25,811	$596,960

Total Appreciation in Other Financial Instruments	$156,689	$676,365	$25,811	$858,865

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(118,221)	$—	$(118,221)
Futures	(261,687)	(70,100)	—	(331,787)
Options Written
Call Options Written	(6,168)	(970)	—	(7,138)
Put Options Written	(24,174)	(10,301)	—	(34,475)

Total Options Written	(30,342)	(11,271)	—	(41,613)

Swaps	—	(57,989)	(20,416)	(78,405)

Total Depreciation in Other Financial Instruments	$(292,029)	$(257,581)	$(20,416)	$(570,026)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers among any levels during the period ended July 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Multi-Manager Alternatives Fund	Balance as of October 31, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2018
Investments in Securities
Asset-Backed Securities	$9,538,830	$95,355	$(125,571)	$5,527	2,986,249	$(6,702,308)	$—	$—	$5,798,082
Commercial Mortgage-Backed Securities	1,760,727	1,660	(10,083)	1,494	2,014,532	(200,063)	—	—	3,568,267
Common Stock — Software	—	—	447	—	10,385	—	—	—	10,832
Corporate Bonds — Commercial Services & Supplies	—	(2,100)	(22,398)	1,923	—	(22,063)	177,838	—	133,200
Corporate Bonds — Health Care Providers & Services	—	—	(12,534)	7,985	1,697	—	231,250	—	228,398
Corporate Bonds — Media	—	—	(113,023)	—	179,148	—	—	—	66,125
Corporate Bonds — Specialty Retail	—	—	15,703	7,809	163,600	—	—	—	187,112
Swaps	93	—	(136,984)	(59,501)	88,767	—	113,020	—	5,395
Warrant — Specialty Retail	—	—	—	—	—	—	—	—	—	(a)

Total	$11,299,650	$94,915	$(404,443)	$(34,763)	$5,444,378	$(6,924,434)	$522,108	$—	$9,997,411

[1]   Purchases include all purchases of securities and securities received in corporate actions.

[2]   Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)   Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(194,328,000).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$854,673	Discounted Cash Flow	Constant Prepayment Rate	3.70% (3.70%)
			Constant Default Rate	4.93% (4.93%)
			Yield (Discount Rate of Cash Flows)	3.50% (3.50%)
Asset Backed Securities	854,673
	3,568,267	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.53% - 7.23% (6.22%)
Commercial Mortgage Backed Securities	3,568,267
	614,835	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 30.05% (17.59%)
Corporate Bonds	614,835
	(109)	Pending Distribution	Expected Recovery	$0.049 ($0.049)
Swaps	(109)
Total	$5,037,666

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2018, the value of these investments was approximately $4,959,745. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, index and total return swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
Sept 24, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
Sept 24, 2018